Concentration of risk (Details) (Monetary Assets and Liabilities [Member], Geographic Concentration Risk [Member])	89 Months Ended
Dec. 31, 2012
Monetary Assets and Liabilities [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	24.10%